Prospectus Supplement

June 12, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated June 12, 2012 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated April 30, 2012 of:

Mid Cap Growth Portfolio

Effective June 15, 2012, the first paragraph under the section entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

On June 15, 2012, the Fund suspended offering Class L and Class H shares of the Portfolio to new investors. The Fund will continue to offer Class L and Class H shares of the Portfolio in certain circumstances. For more information, please refer to the "Purchasing Class L Shares" and "Purchasing Class H Shares" sections beginning on pages 10 and 11, respectively, of this Prospectus.

Effective June 15, 2012, the first paragraph under the section entitled "Purchasing Class L Shares" is hereby deleted and replaced with the following:

On June 15, 2012, the Fund suspended offering Class L shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class L shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisers who currently offer Class L shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class L shares of the Portfolio to existing shareholders and, as market conditions permit, may recommence offering Class L shares of the Portfolio to other new investors in the future. Any such offerings of the Portfolio's Class L shares may be limited in amount and may commence and terminate without any prior notice.

Effective June 15, 2012, the first paragraph under the section entitled "Purchasing Class H Shares" is hereby deleted and replaced with the following:

On June 15, 2012, the Fund suspended offering Class H shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class H shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisers who currently offer Class H shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class H shares of the Portfolio to existing shareholders and, as market conditions permit, may recommence offering Class H shares of the Portfolio to other new investors in the future. Any such offerings of the Portfolio's Class H shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

  IFTMCGHLSPT 6/12

Statement of Additional Information Supplement

June 12, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated June 12, 2012 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated April 30, 2012

Effective June 15, 2012, the last paragraph under the section entitled "Purchase of Shares—Involuntary Redemption of Shares" is hereby deleted and replaced with the following:

On June 15, 2012, the Fund suspended offering Class L and Class H shares of the Mid Cap Growth Portfolio to new investors, except as follows. The Fund will continue to offer Class L and Class H shares of the Mid Cap Growth Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisers who currently offer Class L and Class H shares of the Mid Cap Growth Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class L and Class H shares of the Mid Cap Growth Portfolio to existing shareholders and, as market conditions permit, may recommence offering Class L and Class H shares of the Mid Cap Growth Portfolio to other new investors in the future. Any such offerings of the Mid Cap Growth Portfolio's Class L and Class H shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.